Meridian Small Cap Growth Fund
Schedule of Investments
March 31, 2024 (Unaudited)
	Shares	Value
Common Stocks - 92.0%
Communication Services - 6.8%
Entertainment - 1.5%
Reservoir Media, Inc.[1,2]	398,917	$3,163,412
Vivid Seats, Inc. Class A1,2	822,574	4,927,218
		8,090,630
Interactive Media & Services - 4.7%
Angi, Inc.[1,2]	2,124,934	5,567,327
Cargurus, Inc.[1]	629,931	14,538,808
ZipRecruiter, Inc. Class A1	446,610	5,131,549
		25,237,684
Media - 0.6%
TechTarget, Inc.[1]	99,818	3,301,979
Total Communication Services		36,630,293
Consumer Discretionary - 12.3%
Automobile Components - 3.1%
Dorman Products, Inc.[1]	44,224	4,262,751
Stoneridge, Inc.[1]	663,356	12,232,285
		16,495,036
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc.[1]	20,394	2,777,867
Hotels, Restaurants & Leisure - 4.3%
Everi Holdings, Inc.[1]	993,367	9,983,338
PlayAGS, Inc.[1]	1,139,750	10,234,955
Sweetgreen, Inc. Class A1,2	121,798	3,076,618
		23,294,911
Leisure Products - 1.0%
Clarus Corp.	769,145	5,191,729
Machinery - 0.5%
Atmus Filtration Technologies, Inc.[1]	86,762	2,798,074
Specialty Retail - 1.5%
National Vision Holdings, Inc.[1]	174,386	3,864,394
Sally Beauty Holdings, Inc.[1]	327,051	4,061,973
		7,926,367
Textiles, Apparel & Luxury Goods - 1.4%
Skechers U.S.A., Inc. Class A1	122,995	7,534,674
Total Consumer Discretionary		66,018,658
Consumer Staples - 2.7%
Tobacco - 2.7%
Turning Point Brands, Inc.	497,394	14,573,644
Total Consumer Staples		14,573,644
Energy - 3.2%
Energy Equipment & Services - 1.7%
NCS Multistage Holdings, Inc.[1]	45,835	733,818
	Shares	Value
Newpark Resources, Inc.[1]	1,158,807	$8,366,587
		9,100,405
Oil, Gas & Consumable Fuels - 1.5%
Viper Energy, Inc.	204,455	7,863,339
Total Energy		16,963,744
Financials - 3.1%
Capital Markets - 1.3%
WisdomTree, Inc.[2]	793,802	7,295,040
Financial Services - 1.8%
International Money Express, Inc.[1]	421,395	9,620,448
Total Financials		16,915,488
Health Care - 25.1%
Biotechnology - 8.9%
4D Molecular Therapeutics, Inc.[1,2]	166,383	5,300,962
C4 Therapeutics, Inc.[1]	486,139	3,971,756
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0[1,3,4]	17,318	0
CG oncology, Inc.[1]	55,410	2,432,499
Inhibrx, Inc.[1]	123,625	4,321,930
Kiniksa Pharmaceuticals Ltd. Class A1	217,592	4,293,090
Neurogene, Inc.[1,2]	89,517	4,556,415
Newamsterdam Pharma Co., N.V. (Netherlands)[1,2]	91,232	2,157,637
Nuvalent, Inc. Class A1,2	29,909	2,245,867
ORIC Pharmaceuticals, Inc.[1]	408,613	5,618,429
PMV Pharmaceuticals, Inc.[1]	1,371,148	2,330,951
Relay Therapeutics, Inc.[1]	261,596	2,171,247
SpringWorks Therapeutics, Inc.[1]	97,431	4,795,554
Veracyte, Inc.[1]	168,134	3,725,849
		47,922,186
Health Care Equipment & Supplies - 10.2%
Axogen, Inc.[1]	320,042	2,582,739
Merit Medical Systems, Inc.[1]	165,473	12,534,580
Nevro Corp. [1]	189,306	2,733,579
Omnicell, Inc.[1]	91,669	2,679,485
Paragon 28, Inc.[1,2]	237,712	2,935,743
PROCEPT BioRobotics Corp.[1,2]	59,301	2,930,656
QuidelOrtho Corp.[1]	144,368	6,921,002
Silk Road Medical, Inc.[1]	404,081	7,402,764
Tandem Diabetes Care, Inc.[1]	220,764	7,817,253
TransMedics Group, Inc.[1,2]	84,093	6,217,836
		54,755,637
Health Care Providers & Services - 1.9%
HealthEquity, Inc.[1]	82,374	6,724,190

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
	Shares	Value
Pediatrix Medical Group, Inc.[1]	333,552	$3,345,526
		10,069,716
Health Care Technology - 2.3%
Certara, Inc.[1,2]	260,755	4,662,300
Definitive Healthcare Corp.[1,2]	511,747	4,129,798
Phreesia, Inc.[1]	143,469	3,433,213
		12,225,311
Life Sciences Tools & Services - 0.4%
MaxCyte, Inc.[1,2]	527,028	2,208,247
Pharmaceuticals - 1.4%
Arvinas, Inc.[1]	88,880	3,668,967
Capsule Corp. Acquisition Date: 4/8/21, Cost $2,000,000[1,3,4]	138,011	0
Structure Therapeutics, Inc. ADR[1]	86,585	3,711,033
		7,380,000
Total Health Care		134,561,097
Industrials - 24.2%
Aerospace & Defense - 2.2%
Byrna Technologies, Inc.[1,2]	865,714	12,059,396
Commercial Services & Supplies - 8.2%
ACV Auctions, Inc. Class A1	847,701	15,911,348
Cimpress Plc (Ireland)[1]	82,604	7,311,280
Montrose Environmental Group, Inc.[1]	127,629	4,999,228
RB Global, Inc. (Canada)	210,357	16,022,892
		44,244,748
Ground Transportation - 0.6%
Heartland Express, Inc.[2]	256,448	3,061,989
Machinery - 0.5%
Kadant, Inc.[2]	8,045	2,639,565
Marine Transportation - 4.9%
Kirby Corp.[1]	97,256	9,270,442
Matson, Inc.	149,464	16,799,754
		26,070,196
Professional Services - 6.5%
Alight, Inc. Class A1	1,587,188	15,633,802
Forrester Research, Inc.[1]	296,295	6,388,120
Legalzoom.com, Inc.[1]	968,480	12,919,523
		34,941,445
Trading Companies & Distributors - 1.3%
Hudson Technologies, Inc.[1]	627,716	6,911,153
Total Industrials		129,928,492
	Shares	Value
Information Technology - 12.3%
Electronic Equipment, Instruments & Components - 2.2%
Mirion Technologies, Inc.[1]	1,066,848	$12,130,062
Semiconductors & Semiconductor Equipment - 1.0%
Allegro MicroSystems, Inc. (Japan)[1]	100,142	2,699,828
Navitas Semiconductor Corp.[1]	519,855	2,479,709
		5,179,537
Software - 9.1%
8x8, Inc.[1]	1,195,066	3,226,678
Alkami Technology, Inc.[1]	335,383	8,240,360
Amplitude, Inc. Class A1	385,695	4,196,362
Blackbaud, Inc.[1]	40,314	2,988,880
Consensus Cloud Solutions, Inc.[1,2]	508,526	8,065,222
CS Disco, Inc.[1,2]	383,980	3,121,757
PagerDuty, Inc.[1,2]	420,925	9,546,579
Smartsheet, Inc. Class A1	245,331	9,445,244
		48,831,082
Total Information Technology		66,140,681
Materials - 1.6%
Containers & Packaging - 1.6%
Ranpak Holdings Corp.[1,2]	1,116,408	8,786,131
Total Materials		8,786,131
Utilities - 0.7%
Water Utilities - 0.7%
Pure Cycle Corp.[1]	377,787	3,588,977
Total Utilities		3,588,977
Total Common Stocks - 92.0% (Cost $387,555,216)		494,107,205
Warrants - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Beta Bionics, Inc. Series D, Strike Price $0.01, Expires 8/28/33[1,3,4]	83,332	409,160
Beta Bionics, Inc. Strike Price $0.01, Expires 2/16/32[1,3,4]	21,570	174,717
Total Health Care		583,877
Total Warrants - 0.1% (Cost $533,120)		583,877

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
	Shares	Value
Preferred Stocks - 6.0%
Communication Services - 1.8%
Specialty Retail - 1.8%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999[1,3,4]	470,013	$9,329,758
Total Communication Services		9,329,758
Health Care - 1.8%
Biotechnology - 0.8%
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007[1,3,4]	1,663,893	166,389
DNA Script Series C Acquisition Date: 10/8/21, Cost $3,431,721[1,3,4]	3,955	1,471,260
YAP Therapeutics, Inc. Series B Acquisition Date: 1/12/22, Cost $3,000,005[1,3,4]	64,544	3,004,523
		4,642,172
Health Care Equipment & Supplies - 0.8%
Adagio Medical, Inc. Series E Acquisition Date: 11/9/20, Cost $4,000,003[1,3,4]	176,913	260,062
Beta Bionics, Inc. Series B Acquisition Date: 10/9/18, Cost $3,999,976[1,3,4]	266,310	2,290,266
Beta Bionics, Inc. Series C Acquisition Date: 2/16/22, Cost $959,987 [1,3,4]	86,280	698,868
Beta Bionics, Inc. Series D Acquisition Date: 8/28/23, Cost $706,871[1,3,4]	119,047	870,234
		4,119,430
Health Care Providers & Services - 0.2%
Binx Health, Inc. Series E Acquisition Date: 5/26/21, Cost $6,500,041[1,3,4]	24,179	1,064,360
Total Health Care		9,825,962
Information Technology - 1.4%
IT Services - 0.8%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $4,184,983[1,3,4]	169,570	4,184,987
	Shares	Value
Software - 0.6%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320 [1,3,4]	128,530	$3,496,016
Total Information Technology		7,681,003
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Apartment List, Inc. Series D Acquisition Date: 12/21/20 - 12/24/20, Cost $5,999,998[1,3,4]	1,642,485	5,288,802
Total Real Estate		5,288,802
Total Preferred Stocks - 6.0% (Cost $45,433,911)		32,125,525
Private Investment Fund - 0.6%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695[1,3,5]	2,918	3,008,727
Total Private Investment Fund - 0.6% (Cost $2,917,695)		3,008,727
	Shares/ Principal Amount
Short-Term Investments - 4.8%
Money Market Funds - 1.2%
Goldman Sachs Financial Square Government Fund, Institutional Class, 5.21% (Cost $6,746,894)	6,746,894	6,746,894
Repurchase Agreements - 3.6%[6]
Bank of America Securities, Inc., dated 3/28/24, due 4/1/24, 5.33% total to be received $4,577,507 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 7.66%, 9/1/28 - 3/20/72, totaling $4,666,294)	$4,574,798	4,574,798

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2024 (Unaudited)
	Shares/ Principal Amount	Value
Citigroup Global Markets, Inc., dated 3/28/24, due 4/1/24, 5.34% total to be received $4,577,512 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 6.50%, 9/20/44 - 1/20/54, totaling $4,666,294)	$4,574,798	$4,574,798
Daiwa Capital Markets America, Inc., dated 3/28/24, due 4/1/24, 5.36% total to be received $842,726 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.38% - 7.00%, 5/31/24 - 4/1/54, totaling $859,069)	842,224	842,224
Nomura Securities International, Inc., dated 3/28/24, due 4/1/24, 5.32% total to be received $4,577,502 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 6.00%, 1/1/28 - 7/15/58, totaling $4,666,297)	4,574,798	4,574,798
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 3/28/24, due 4/1/24, 5.28% total to be received $4,577,482 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.50%, 4/4/24 - 2/1/54, totaling $4,666,294)	$4,574,798	$4,574,798
Total Repurchase Agreements (Cost $19,141,416)		19,141,416
Total Short-Term Investments - 4.8% (Cost $25,888,310)		25,888,310
Total Investments - 103.5% (Cost $462,328,252)		555,713,644
Liabilities in Excess of Other Assets - (3.5)%		(18,643,403)
Net Assets - 100.0%		$537,070,241

ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2024. Total value of such securities at period-end amounts to $35,679,207 and represents 6.64% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $35,718,129 and represents 6.65% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Cash collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/